Finance costs - Summary of Detailed Information About Finance Cost (Detail) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Disclosure Of Detailed Information About Finance Cost [Abstract]
- term loans	₨ 14,916	₨ 14,575	₨ 12,402
- loan from related party (refer note 44)	19	15	12
- acceptance	49	499	667
- buyer's/supplier's credit	68	420	1,159
- on working capital demand loan	252	602	331
- non convertible debentures	5,274	6,140	6,485
- compulsorily convertible debentures (unsecured)	60	59	78
- commercial papers		11	405
- senior secured notes	10,791	7,938	4,357
- lease liabilities	113	105	26
- compulsory convertible preference shares	3,361	2,230
- others	9	17	16
Bank charges	428	411	376
Option premium amortisation	1,773	1,119	69
Loss on settlement of derivative instruments designated as cash flow hedge (net)	76	302	304
Unwinding of discount on provisions	745	524	329
Unamortised ancillary borrowing cost written off	347	520	523
Total	₨ 38,281	₨ 35,487	₨ 27,538